Intangible assets - Meros License Agreement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2017
Meros License Agreement
Disclosure of detailed information about intangible assets [line items]
Common shares issued		1,020,000
Convertible special warrants issued	1,020,000	1,020,000
First patient phase IIB clinical trial
Disclosure of detailed information about intangible assets [line items]
Milestone payment		$ 100,000
First patient pivotal phase III clinical trial [Member]
Disclosure of detailed information about intangible assets [line items]
Milestone payment		500,000
Regulatory approval
Disclosure of detailed information about intangible assets [line items]
Milestone payment		$ 1,000,000
Containing cannabinoids
Disclosure of detailed information about intangible assets [line items]
Worldwide proceeds of net sales rate		5.00%
Non-royalty sub-license income rate		7.00%
Excluding cannabinoids
Disclosure of detailed information about intangible assets [line items]
Worldwide proceeds of net sales rate		3.70%
Non-royalty sub-license income rate		5.00%